Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of Segment Information by Segment Areas (Geographical Segments)

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Ecuador (b)	Corporate	Total
2022
Revenue	978,423	29,196	19,873	1,962	10,671	9,454	1,049,579
Sale of crude oil	977,184	14,460	796	1,664	10,671	—	1,004,775
Sale of purchased crude oil	—	—	—	—	—	9,454	9,454
Sale of gas	1,239	14,736	19,077	298	—	—	35,350
Realized loss on commodity risk management contracts	(83,244)	—	—	—	—	—	(83,244)
Production and operating costs	(327,626)	(14,126)	(5,299)	(1,579)	(3,220)	(7,929)	(359,779)
Royalties	(60,314)	(1,165)	(1,546)	(273)	—	—	(63,298)
Economic rights	(188,989)	—	—	—	—	—	(188,989)
Share-based payment	(843)	(103)	—	1	(10)	—	(955)
Other operating costs	(77,480)	(12,858)	(3,753)	(1,307)	(3,210)	(7,929)	(106,537)
Adjusted EBITDA	525,593	11,753	11,654	(3,643)	4,197	(8,775)	540,779
Depreciation	(78,775)	(14,076)	(2,796)	(254)	(788)	(3)	(96,692)
Write-off of unsuccessful exploration efforts	(21,318)	—	—	—	(4,471)	—	(25,789)
Total assets	797,390	63,379	34,329	1,296	35,690	41,891	973,975
Employees (average) (a)	362	53	5	33	7	9	469
Employees at year end (a)	388	49	4	24	8	9	482

(a)Unaudited

(b)

Includes certain expenses that correspond to the Peruvian subsidiary, which acts as a holding company of the Ecuadorian subsidiary since Peru is no longer an operating segment due to the retirement from the Morona Block.

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Ecuador (b)	Corporate	Total
2021
Revenue	618,268	21,471	20,109	28,695	—	—	688,543
Sale of crude oil	616,133	6,297	661	24,468	—	—	647,559
Sale of gas	2,135	15,174	19,448	4,227	—	—	40,984
Realized gain on commodity risk management contracts	(109,654)	—	—	—	—	—	(109,654)
Production and operating costs	(178,384)	(11,050)	(4,596)	(18,760)	—	—	(212,790)
Royalties	(33,385)	(770)	(1,575)	(4,270)	—	—	(40,000)
Economic rights	(72,956)	—	(67)	—	—	—	(73,023)
Share-based payment	(334)	(31)	—	26	—	—	(339)
Other operating costs	(71,709)	(10,249)	(2,954)	(14,516)	—	—	(99,428)
Adjusted EBITDA	294,847	7,639	12,569	2,124	(2,071)	(14,308)	300,800
Depreciation	(61,279)	(14,275)	(4,082)	(9,130)	(200)	(3)	(88,969)
Recognition of impairment losses	—	(17,641)	—	13,307	—	—	(4,334)
Write-off of unsuccessful exploration efforts	(7,827)	(4,435)	—	—	—	—	(12,262)
Total assets	689,401	71,515	38,846	38,111	7,782	50,086	895,741
Employees (average) (a)	308	55	4	92	8	9	476
Employees at year end (a)	321	52	4	74	3	9	463

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru (c)	Ecuador	Corporate	Total
2020
Revenue	334,606	21,704	12,783	24,599	—	—	—	393,692
Sale of crude oil	332,461	5,103	891	21,185	—	—	—	359,640
Sale of gas	2,145	16,601	11,892	3,414	—	—	—	34,052
Realized gain on commodity risk management contracts	21,059	—	—	—	—	—	—	21,059
Production and operating costs	(92,319)	(10,244)	(3,876)	(18,633)	—	—	—	(125,072)
Royalties	(15,493)	(753)	(1,025)	(3,620)	—	—	—	(20,891)
Economic rights	(14,960)	—	(24)	—	—	—	—	(14,984)
Share-based payment	(362)	(94)	—	(72)	—	—	—	(528)
Other operating costs	(61,504)	(9,397)	(2,827)	(14,941)	—	—	—	(88,669)
Adjusted EBITDA	218,524	8,148	4,784	1,195	(1,952)	(773)	(12,395)	217,531
Depreciation	(63,687)	(33,571)	(3,732)	(16,564)	(401)	(52)	(66)	(118,073)
Recognition of impairment losses	—	(81,967)	(1,717)	(16,205)	(33,975)	—	—	(133,864)
Write-off of unsuccessful exploration efforts	(1,949)	(50,167)	(536)	—	—	—	—	(52,652)
Total assets	680,828	101,742	38,172	36,803	4,656	1,127	96,938	960,266
Employees (average) (a)	238	68	11	114	10	2	4	447
Employees at year end (a)	268	57	5	97	5	2	3	437
(a)	Unaudited.
(b)	Includes certain expenses and 4 average employees (who were no longer in the Group at year-end) that corresponded to the Peruvian subsidiaries, which act as holding companies of the Ecuadorian branch since Peru is no longer an operating segment due to the retirement from the Morona Block.
(c)	As of the date of these Consolidated Financial Statements, Peru is no longer an operating segment due to the retirement from the Morona Block.

Schedule of Reconciliation of Total Adjusted EBITDA to Total Profit (Loss) Before Income Tax

A reconciliation of total Adjusted EBITDA to total profit (loss) before income tax is provided as follows:

Amounts in US$ ‘000	2022	2021	2020
Adjusted EBITDA	540,779	300,800	217,531
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
Depreciation (a)	(96,692)	(88,969)	(118,073)
Share-based payment	(11,038)	(6,621)	(8,444)
Impairment and write-off of unsuccessful exploration efforts, net	(25,789)	(16,596)	(186,516)
Lease accounting - IFRS 16	7,851	7,518	9,380
Others (b)	943	(10,786)	(11,563)
Operating profit (loss)	429,077	185,809	(110,663)
Financial expenses	(57,073)	(64,112)	(64,582)
Financial income	3,180	1,652	3,166
Foreign exchange gain (loss)	19,725	5,049	(13,008)
Profit (Loss) before tax	394,909	128,398	(185,087)
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects. In 2022, also includes gain from the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina. In 2021, also includes termination costs and write-down of tax credits in Argentina. In 2020, also includes termination costs, and write-down of VAT credits and recognition of a provision for environmental liabilities in Peru. See Note 36.